Leases (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Agreement with Lessor to Complete Construction and Lease Jones Act Compliant Offshore Wind Installation Vessel
Leases Disclosure [Line Items]
Requested cash draws from lessor to fund project costs				$ 367
Required percentage payment for specific full recourse events	100.00%
Lease maturity term	2027-11
Lessor | Agreement with Lessor to Complete Construction and Lease Jones Act Compliant Offshore Wind Installation Vessel
Leases Disclosure [Line Items]
Amount of financing commitments to fund estimated project costs	$ 625
Power Purchase Arrangement
Leases Disclosure [Line Items]
Rental revenue		$ 6	$ 7	11	$ 11
Depreciation expense		$ 2	$ 8	$ 3	$ 17